Summary of Operating Loss Carryforwards (Details) (USD $)	12 Months Ended
Aug. 31, 2013
Income Taxes Summary Of Operating Loss Carryforwards 1	$ 87,722
Income Taxes Summary Of Operating Loss Carryforwards 2	0
Income Taxes Summary Of Operating Loss Carryforwards 3	87,722
Income Taxes Summary Of Operating Loss Carryforwards 4	0
Income Taxes Summary Of Operating Loss Carryforwards 5	0
Income Taxes Summary Of Operating Loss Carryforwards 6	0
Income Taxes Summary Of Operating Loss Carryforwards 7	615,341
Income Taxes Summary Of Operating Loss Carryforwards 8	0
Income Taxes Summary Of Operating Loss Carryforwards 9	615,341
Income Taxes Summary Of Operating Loss Carryforwards 10	350,002
Income Taxes Summary Of Operating Loss Carryforwards 11	0
Income Taxes Summary Of Operating Loss Carryforwards 12	350,002
Income Taxes Summary Of Operating Loss Carryforwards 13	109,502
Income Taxes Summary Of Operating Loss Carryforwards 14	0
Income Taxes Summary Of Operating Loss Carryforwards 15	109,502
Income Taxes Summary Of Operating Loss Carryforwards 16	3,073,726
Income Taxes Summary Of Operating Loss Carryforwards 17	0
Income Taxes Summary Of Operating Loss Carryforwards 18	3,073,726
Income Taxes Summary Of Operating Loss Carryforwards 19	0
Income Taxes Summary Of Operating Loss Carryforwards 20	169,545
Income Taxes Summary Of Operating Loss Carryforwards 21	169,545
Income Taxes Summary Of Operating Loss Carryforwards 22	611,284
Income Taxes Summary Of Operating Loss Carryforwards 23	179,375
Income Taxes Summary Of Operating Loss Carryforwards 24	790,659
Income Taxes Summary Of Operating Loss Carryforwards 25	331,164
Income Taxes Summary Of Operating Loss Carryforwards 26	441
Income Taxes Summary Of Operating Loss Carryforwards 27	331,605
Income Taxes Summary Of Operating Loss Carryforwards 28	5,178,741
Income Taxes Summary Of Operating Loss Carryforwards 29	349,361
Income Taxes Summary Of Operating Loss Carryforwards 30	$ 5,528,102